Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies [Abstract]
Commitments and Contingencies
12.	Commitments and Contingencies
As of September 30, 2023, substantially all of the Company’s assets were pledged as collateral for the Company’s credit facilities.
12.	Commitments and Contingencies
As of December 31, 2022, substantially all of the Company’s assets were pledged as collateral for the Company’s credit facilities.